World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2015

Dates Covered
Collections Period	05/01/15 - 05/31/15
Interest Accrual Period	05/15/15 - 06/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/15	190,995,968.25	18,980
Yield Supplement Overcollateralization Amount at 04/30/15	1,286,683.73	0
Receivables Balance at 04/30/15	192,282,651.98	18,980
Principal Payments	11,196,700.09	672
Defaulted Receivables	196,197.33	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/15	1,149,208.78	0
Pool Balance at 05/31/15	179,740,545.78	18,293

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	19.23%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	5.02%
Weighted Average Remaining Term	28.97

Delinquent Receivables:
Past Due 31-60 days	3,771,134.20	293
Past Due 61-90 days	829,428.84	67
Past Due 91 + days	207,572.49	21
Total	4,808,135.53	381

Total 31+ Delinquent as % Ending Pool Balance	2.68%

Recoveries	156,111.09

Aggregate Net Losses/(Gains) - May 2015	40,086.24
Current Net Loss Ratio (Annualized)	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Flow of Funds	$ Amount

Collections	12,020,106.74
Advances	7,234.27
Investment Earnings on Cash Accounts	1,236.12
Servicing Fee	(160,235.54)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,868,341.59

Distributions of Available Funds
(1) Class A Interest	109,176.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,013,348.13
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	480,225.62
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,868,341.59

Servicing Fee	160,235.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 05/15/15	181,753,893.91
Principal Paid	11,255,422.47
Note Balance @ 06/15/15	170,498,471.44

Class A-1
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-2
Note Balance @ 05/15/15	0.00
Principal Paid	0.00
Note Balance @ 06/15/15	0.00
Note Factor @ 06/15/15	0.0000000%

Class A-3
Note Balance @ 05/15/15	35,143,893.91
Principal Paid	11,255,422.47
Note Balance @ 06/15/15	23,888,471.44
Note Factor @ 06/15/15	9.2951251%

Class A-4
Note Balance @ 05/15/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	127,670,000.00
Note Factor @ 06/15/15	100.0000000%

Class B
Note Balance @ 05/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 06/15/15	18,940,000.00
Note Factor @ 06/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	132,693.50
Total Principal Paid	11,255,422.47
Total Paid	11,388,115.97

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	18,743.41
Principal Paid	11,255,422.47
Total Paid to A-3 Holders	11,274,165.88

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1468807
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.4588199
Total Distribution Amount	12.6057006

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0729316
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.7954182
Total A-3 Distribution Amount	43.8683498

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	178.88
Noteholders' Principal Distributable Amount	821.12

Account Balances	$ Amount

Advances
Balance as of 04/30/15	34,994.44
Balance as of 05/31/15	42,228.71
Change	7,234.27

Reserve Account
Balance as of 05/15/15	2,310,518.58
Investment Earnings	202.47
Investment Earnings Paid	(202.47)
Deposit/(Withdrawal)	-
Balance as of 06/15/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58